Other Payables	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Other Payables
22.	OTHER PAYABLES

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Payables to contractors and equipment suppliers	$28,437,260	$35,284,404	$1,124,782
Accrued salary and bonus	14,348,803	16,227,683	517,299
Accrued employees’ compensation and remuneration to directors	5,430,708	6,538,877	208,444
Accrued employee insurance	1,327,715	1,484,560	47,324
Accrued utilities	1,206,555	1,391,959	44,372
Others	12,428,194	13,888,807	442,742

	$63,179,235	$74,816,290	$2,384,963